Right-of-use assets - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 209,198,058	$ 67,710,443
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	14,282,203	8,783,640
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	13,303,170	6,583,269
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,228,546	8,399,111
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,018,180	3,271,835
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	6,916,077	3,077,572
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	160,449,882	37,595,016
Interest [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	49,535,981	15,844,925
Interest [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	3,177,185	1,775,929
Interest [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	2,903,458	1,546,496
Interest [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	2,794,604	1,332,024
Interest [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	2,690,733	1,245,169
Interest [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	2,590,412	1,174,438
Interest [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	35,379,589	8,770,869
Present Value [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	159,662,077	51,865,518
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	11,105,018	7,007,711
Present Value [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	10,399,712	5,036,773
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	4,433,942	7,067,087
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	4,327,447	2,026,666
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	4,325,665	1,903,134
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 125,070,293	$ 28,824,147